CONDENSED SCHEDULE OF INVESTMENTS (U.S. TREASURY NOTES) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.24%)	3.62%
U.S. Treasury notes, 2.500%, 02/15/2022 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount	$ 127,400,000	$ 189,080,000
Investment Owned, Percent of Net Assets	31.94%	34.21%
Investment Owned, at Fair Value	$ 127,768,266	$ 189,560,086
U.S. Treasury notes, 2.375%, 03/15/2022 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount	$ 134,580,000
Investment Owned, Percent of Net Assets	33.80%
Investment Owned, at Fair Value	$ 135,205,587
U.S. Treasury notes, 1.750%, 05/15/2022 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount	$ 129,640,000
Investment Owned, Percent of Net Assets	32.60%
Investment Owned, at Fair Value	$ 130,399,609
US Treasury Notes Securities [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	98.34%	90.22%
Investment Owned, at Fair Value	$ 393,373,462	$ 500,015,300
U.S. Treasury notes, 2.625%, 05/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount		$ 152,900,000
Investment Owned, Percent of Net Assets		27.84%
Investment Owned, at Fair Value		$ 154,306,561
U.S. Treasury notes, 2.750%, 08/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount		$ 153,640,000
Investment Owned, Percent of Net Assets		28.17%
Investment Owned, at Fair Value		$ 156,148,653